Financial Risk Management - Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EUR [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs USD	5.00%	5.00%
Increase effect on profit before tax	$ 1,248	$ 770
Increase effect on shareholders' equity	$ 1,248	$ 770
Decrease exchange rate vs USD	(5.00%)	(5.00%)
Decrease effect on profit before tax	$ (1,248)	$ (770)
Decrease effect on shareholders' equity	$ (1,248)	$ (770)
GBP [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs USD	5.00%	5.00%
Increase effect on profit before tax	$ 139	$ 110
Increase effect on shareholders' equity	$ 139	$ 110
Decrease exchange rate vs USD	(5.00%)	(5.00%)
Decrease effect on profit before tax	$ (139)	$ (110)
Decrease effect on shareholders' equity	$ (139)	$ (110)
CHF [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase exchange rate vs USD	5.00%	5.00%
Increase effect on profit before tax	$ 884	$ 607
Increase effect on shareholders' equity	$ 884	$ 607
Decrease exchange rate vs USD	(5.00%)	(5.00%)
Decrease effect on profit before tax	$ (884)	$ (607)
Decrease effect on shareholders' equity	$ (884)	$ (607)